Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Eaton Vance Series Fund, Inc
Entity Central Index Key	0001552324
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000162463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class A
Trading Symbol	EADOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 3,022,875,174
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,022,875,174
# of Portfolio Holdings (including derivatives)	678
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Sovereign Loans	1.7%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	20.6%
Foreign Corporate Bonds	27.6%
Sovereign Government Bonds	45.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	12.0%
Turkey	7.1%
Uzbekistan	6.4%
Kazakhstan	5.2%
Nigeria	5.0%
Dominican Republic	3.1%
Taiwan	3.0%
Serbia	2.4%
Singapore	2.2%
Other	6.7%
Total Long Exposure	53.1%
Euro	(3.5)%
Total Short Exposure	(3.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162464
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class I
Trading Symbol	EIDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 3,022,875,174
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,022,875,174
# of Portfolio Holdings (including derivatives)	678
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Sovereign Loans	1.7%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	20.6%
Foreign Corporate Bonds	27.6%
Sovereign Government Bonds	45.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	12.0%
Turkey	7.1%
Uzbekistan	6.4%
Kazakhstan	5.2%
Nigeria	5.0%
Dominican Republic	3.1%
Taiwan	3.0%
Serbia	2.4%
Singapore	2.2%
Other	6.7%
Total Long Exposure	53.1%
Euro	(3.5)%
Total Short Exposure	(3.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000117767
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class R6
Trading Symbol	EELDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 3,022,875,174
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,022,875,174
# of Portfolio Holdings (including derivatives)	678
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Sovereign Loans	1.7%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	20.6%
Foreign Corporate Bonds	27.6%
Sovereign Government Bonds	45.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	12.0%
Turkey	7.1%
Uzbekistan	6.4%
Kazakhstan	5.2%
Nigeria	5.0%
Dominican Republic	3.1%
Taiwan	3.0%
Serbia	2.4%
Singapore	2.2%
Other	6.7%
Total Long Exposure	53.1%
Euro	(3.5)%
Total Short Exposure	(3.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122